CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended			120 Months Ended		123 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor (RNAi) and RXi (Registrant)		Dec. 31, 2012 Predecessor (RNAi) and RXi (Registrant)		Mar. 31, 2013 Predecessor (RNAi) and RXi (Registrant)
Cash flows from operating activities :
Net loss	$ (14,397,000)	$ (1,926,000)	$ (12,880,000)	$ (10,219,000)	[1],[2]	$ (88,883,000)	[1],[2]	$ (103,280,000)	[3],[4]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,000	40,000	147,000	163,000	[2]	811,000	[2]	837,000	[3]
(Gain) Loss on disposal of equipment			(8,000)	40,000	[2]	44,000	[2]	44,000	[3]
Non-cash rent expense						29,000	[2]	29,000	[3]
Accretion and receipt of bond discount						35,000	[2]	35,000	[3]
Non-cash share-based compensation	628,000	214,000	968,000	2,109,000	[2]	18,934,000	[2]	19,562,000	[3]
Fair value of common stock warrants issued in exchange for services			13,000			13,000	[2]	13,000	[3]
Loss on exchange of equity instruments				900,000	[2]	900,000	[2]	900,000	[3]
Fair value of Parent Company's shares mandatorily redeemable for cash upon exercise of warrants						(785,000)	[2]	(785,000)	[3]
Fair value of Parent Company common stock and common stock warrants issued in exchange for services				114,000	[2]	2,689,000	[2]	2,689,000	[3]
Change in fair value of derivatives of Parent Company issued in connection with various equity financings				(3,413,000)	[2]	(5,604,000)	[2]	(5,604,000)	[3]
Fair value of common stock issued in exchange for patent and technology rights	12,250,000		6,173,000			6,173,000	[1],[2]	18,423,000	[3],[4]
Fair value of Parent Company common stock issued in exchange for licensing rights						3,954,000	[1],[2]	3,954,000	[3],[4]
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	110,000	128,000	(26,000)	(20,000)	[2]	(196,000)	[2]	(86,000)	[3]
Accounts payable	(50,000)	360,000	29,000	(337,000)	[2]	416,000	[2]	366,000	[3]
Due to former parent			597,000			390,000	[2]	390,000	[3]
Deferred revenue	(54,000)	(19,000)	(298,000)	816,000	[2]	518,000	[2]	464,000	[3]
Accrued expenses and other current liabilities	359,000	(6,000)	223,000	(142,000)	[2]	1,403,000	[2]	1,762,000	[3]
Net cash used in operating activities	(1,128,000)	(1,209,000)	(5,062,000)	(9,989,000)	[2]	(59,159,000)	[2]	(60,287,000)	[3]
Cash flows from investing activities:
Change in restricted cash				(53,000)	[2]	(53,000)	[2]	(53,000)	[3]
Purchase of short-term investments						(37,532,000)	[2]	(37,532,000)	[3]
Maturities of short-term investments						37,497,000	[2]	37,497,000	[3]
Cash paid for purchase of equipment and furnishings			(15,000)	(59,000)	[2]	(760,000)	[2]	(760,000)	[3]
Proceeds from disposal of equipment and furnishings			33,000			32,000	[2]	32,000	[3]
Cash paid for lease deposit			(2,000)			(47,000)	[2]	(47,000)	[3]
Net cash used in investing activities			16,000	(112,000)	[2]	(863,000)	[2]	(863,000)	[3]
Cash flows from financing activities:
Cash contributions from Parent Company, net		522,000	699,000	3,330,000	[2]	55,923,000	[2]	55,923,000	[3]
Proceeds from issuance of Series A convertible preferred stock			8,500,000			8,500,000	[2]	8,500,000	[3]
Proceeds from issuance of convertible notes payable		500,000	500,000	500,000	[2]	1,000,000	[2]	1,000,000	[3]
Net proceeds from the issuance of common stock	15,647,000							15,647,000	[3]
Repayments of capital lease obligations	(3,000)	(12,000)	(29,000)	(117,000)	[2]	(274,000)	[2]	(277,000)	[3]
Net cash provided by financing activities	15,644,000	1,010,000	9,670,000	3,713,000	[2]	65,149,000	[2]	80,793,000	[3]
Net increase (decrease) in cash and cash equivalents	14,516,000	(199,000)	4,624,000	(6,388,000)	[2]	5,127,000	[2]	19,643,000	[3]
Cash and cash equivalents at the beginning of period	5,127,000	503,000	503,000	6,891,000	[2]
Cash and cash equivalents at end of period	19,643,000	304,000	5,127,000	503,000	[2]	5,127,000	[2]	19,643,000	[3]
Supplemental disclosure of cash flow information:
Cash received during the period for interest						724,000	[2]	724,000	[3]
Cash paid during the period for interest			30,000	1,000	[2]	38,000	[2]	38,000	[3]
Supplemental disclosure of non-cash investing and financing activities:
Settlement of corporate formation expenses in exchange for Parent Company common stock						978,000	[2]	978,000	[3]
Fair value of derivatives issued in connection with Parent Company common stock				8,722,000	[2]	14,051,000	[2]	14,051,000	[3]
Fair value of Parent Company shares mandatorily redeemable for cash upon exercise of warrants						785,000	[2]	785,000	[3]
Allocation of management expenses						551,000	[2]	551,000	[3]
Equipment and furnishings exchanged for Parent Company common stock						48,000	[2]	48,000	[3]
Equipment and furnishings acquired through capital lease				80,000	[2]	277,000	[2]	277,000	[3]
Non-cash lease deposit						50,000	[2]	50,000	[3]
Value of Parent Company restricted stock units and common stock issued in lieu of bonuses included in accrued expenses				427,000	[2]	427,000	[2]	427,000	[3]
Value of Parent Company restricted stock units issued in lieu of cash bonuses						207,000	[2]	207,000	[3]
Reclassification of derivative liability upon elimination of obligation				9,249,000	[2]	9,249,000	[2]	9,249,000	[3]
Fair value of Parent Company stock options modified				960,000	[2]	960,000	[2]	960,000	[3]
Conversion of Series A convertible preferred stock into common stock			224,000			224,000	[2]	224,000	[3]
Fair value of Series A convertible preferred stock beneficial conversion feature			9,500,000			9,500,000	[2]	9,500,000	[3]
Accretion of Series A convertible preferred stock			9,500,000			9,500,000	[2]	9,500,000	[3]
Fair value of Series A convertible preferred stock dividends	3,547,000		3,315,000			3,315,000	[2]	6,862,000	[3]
Conversion of notes payable into Series A convertible preferred stock			$ 1,000,000			$ 1,000,000	[2]	$ 1,000,000	[3]

[1]	The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.
[2]	The statements of cash flow for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.
[3]	The statement of cash flow for the period from January 1, 2003 (date of inception) to September 30, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the period presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2013.
[4]	The statement of expenses for the period from January 1, 2003 (date of inception) to March 31, 2013 include the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 ($73,466) combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to March 31, 2013 ($46,176).